Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Gold-in-process and stockpiles	$ 305.4	$ 234.3
Consumable stores	220.9	227.9
Total inventories	526.3	462.2
Heap leach and stockpiles inventories included in non-current assets	(132.8)	(132.8)	[1]
Total current inventories	$ 393.5	$ 329.4

[1]	As Restated - Refer note 40 for further details.